T. ROWE PRICE EQUITY INCOME ETF

March 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.1%
COMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 0.9%
AT&T	11,330	218
Verizon Communications	17,912	697
		915
Entertainment 1.4%
Walt Disney (1)	13,956	1,398
Warner Bros Discovery (1)	740	11
		1,409
Interactive Media & Services 0.9%
Meta Platforms, Class A (1)	4,388	930
		930
Media 2.7%
Comcast, Class A	27,436	1,040
Fox, Class B	100	3
News, Class A	89,989	1,554
News, Class B	8,041	140
Paramount Global	5,282	118
		2,855
Total Communication Services		6,109
CONSUMER DISCRETIONARY 4.7%
Automobiles 1.1%
General Motors	32,393	1,188
		1,188
Broadline Retail 0.5%
Kohl's	19,644	462
		462
Hotels Restaurants & Leisure 1.2%
Las Vegas Sands (1)	21,855	1,256
		1,256
Leisure Products 0.7%
Mattel (1)	39,036	719
		719
Specialty Retail 1.2%
Best Buy	5,812	455
TJX	10,541	826
		1,281
Total Consumer Discretionary		4,906
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 7.4%
Beverages 0.5%
Constellation Brands, Class A	2,430	549
		549
Consumer Staples Distribution & Retail 1.0%
Walmart	6,796	1,002
		1,002
Food Products 2.7%
Conagra Brands	44,886	1,686
Mondelez International	2,338	163
Tyson Foods, Class A	15,260	905
		2,754
Household Products 1.5%
Kimberly-Clark	11,771	1,580
		1,580
Tobacco 1.7%
Philip Morris International	18,589	1,808
		1,808
Total Consumer Staples		7,693
ENERGY 8.4%
Oil, Gas & Consumable Fuels 8.4%
Chevron	2,234	364
Enbridge	6,963	266
EOG Resources	9,260	1,061
Exxon Mobil	14,872	1,631
Hess	6,586	872
Suncor Energy	1,700	53
Targa Resources	64	5
TC Energy	28,469	1,108
TotalEnergies, ADR	54,201	3,200
Williams	4,004	119
Total Energy		8,679
FINANCIALS 20.4%
Banks 7.7%
Bank of America	18,509	529
Citigroup	11,045	518
Fifth Third Bancorp	38,259	1,019
Huntington Bancshares	98,416	1,102
JPMorgan Chase	7,194	938
PNC Financial Services Group	2,804	356
US Bancorp	18,970	684
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Wells Fargo	77,094	2,882
		8,028
Capital Markets 2.6%
Carlyle Group	10,300	320
Charles Schwab	8,727	457
Franklin Resources	3,870	104
Goldman Sachs Group	1,563	511
Morgan Stanley	8,499	746
Raymond James Financial	2,642	247
State Street	3,641	276
		2,661
Financial Services 2.7%
Apollo Global Management	3,446	218
Equitable Holdings	60,094	1,526
Fiserv (1)	9,842	1,112
		2,856
Insurance 7.4%
American International Group	42,161	2,123
Chubb	10,500	2,039
Hartford Financial Services Group	13,975	974
Loews	18,325	1,063
MetLife	24,843	1,439
		7,638
Total Financials		21,183
HEALTH CARE 18.0%
Biotechnology 1.6%
AbbVie	8,158	1,300
Biogen (1)	1,239	345
		1,645
Health Care Equipment & Supplies 5.2%
Becton Dickinson	8,747	2,165
GE HealthCare Technologies (1)	11,828	970
Medtronic	11,718	945
Zimmer Biomet Holdings	9,938	1,284
		5,364
Health Care Providers & Services 5.2%
Cardinal Health	7,609	574
Centene (1)	6,917	437
Cigna	3,847	983
CVS Health	14,113	1,049
Elevance Health	5,223	2,402
		5,445
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 6.0%
AstraZeneca, ADR	9,048	628
Johnson & Johnson	12,320	1,909
Merck	9,001	958
Pfizer	29,896	1,220
Sanofi, ADR	19,316	1,051
Viatris	52,595	506
		6,272
Total Health Care		18,726
INDUSTRIALS & BUSINESS SERVICES 10.4%
Aerospace & Defense 2.6%
Boeing (1)	5,027	1,068
L3Harris Technologies	8,466	1,661
		2,729
Air Freight & Logistics 1.9%
United Parcel Service, Class B	9,942	1,929
		1,929
Commercial Services & Supplies 0.6%
Stericycle (1)	12,878	562
		562
Industrial Conglomerates 3.2%
3M	1,958	206
General Electric	32,933	3,148
		3,354
Machinery 1.3%
Cummins	1,358	324
Flowserve	3,031	103
PACCAR	118	9
Stanley Black & Decker	11,751	947
		1,383
Passenger Airlines 0.8%
Southwest Airlines	24,004	781
		781
Total Industrials & Business Services		10,738
INFORMATION TECHNOLOGY 7.3%
Communications Equipment 0.3%
Cisco Systems	6,695	350
		350
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity	2,401	315
		315
IT Services 0.2%
Accenture, Class A	886	253
		253
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials	7,902	971
NXP Semiconductors	1,736	324
QUALCOMM	20,722	2,644
Texas Instruments	5,916	1,100
		5,039
Software 1.6%
Microsoft	5,706	1,645
		1,645
Total Information Technology		7,602
MATERIALS 4.1%
Chemicals 2.7%
CF Industries Holdings	25,021	1,814
DuPont de Nemours	1,355	97
International Flavors & Fragrances	6,895	634
RPM International	3,359	293
		2,838
Containers & Packaging 1.4%
International Paper	40,021	1,443
		1,443
Total Materials		4,281
REAL ESTATE 4.0%
Health Care REITs 0.2%
Welltower, REIT	2,445	175
		175
Office REITs 0.0%
Vornado Realty Trust, REIT	2,975	46
		46
Residential REITs 1.4%
Equity Residential, REIT	24,776	1,486
		1,486
Specialized REITs 2.4%
Rayonier, REIT	25,514	849
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Weyerhaeuser, REIT	52,850	1,592
		2,441
Total Real Estate		4,148
UTILITIES 8.5%
Electric Utilities 3.8%
NextEra Energy	6,969	537
PG&E (1)	7,790	126
Southern	46,839	3,259
		3,922
Multi-Utilities 4.7%
Ameren	7,932	685
Dominion Energy	28,083	1,570
NiSource	23,207	649
Sempra Energy	13,012	1,967
		4,871
Total Utilities		8,793
Total Common Stocks (Cost $101,975)		102,858
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, 4.70% (2)	926,785	927
Total Short-Term Investments (Cost $927)		927
Total Investments in Securities 100.0% of Net Assets (Cost $102,902)		$103,785
Other Assets Less Liabilities (0.0%)		(15)
Net Assets 100.0%		$103,770

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  Equity Income ETF (the fund)is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE EQUITY INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  2  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF787-054Q1
03/2023